COMMITMENTS AND CONTINGENCIES (Details) $ in Millions							12 Months Ended
	Jan. 24, 2022 USD ($)	Jan. 12, 2022 USD ($)	Sep. 03, 2021 USD ($)	Jul. 09, 2021 lawsuit	May 14, 2021 lawsuit	Dec. 02, 2020 USD ($)	Dec. 31, 2021 USD ($) lawsuit	Dec. 13, 2021 lawsuit	Apr. 16, 2021 employee item
Lawsuit Alleging Misappropriation Of Trade Secrets [Member]
Loss Contingency, Information about Litigation Matters [Abstract]
Number of employees | employee									2
Number of company contractors | item									2
Number of counts in amended complaint | item									28
Class Action Lawsuits Alleging Securities Laws Violations [Member]
Loss Contingency, Information about Litigation Matters [Abstract]
Number of suits or actions filed | lawsuit					6
Stockholder Derivative Complaints [Member]
Loss Contingency, Information about Litigation Matters [Abstract]
Number of suits or actions filed | lawsuit				4
S E C Inquiry Relating To Merger [Member]
Loss Contingency, Information about Litigation Matters [Abstract]
Number of subpoenas received | lawsuit							2
Detroit Utilities, Utilities Services Agreement [Member]
Loss Contingency, Information about Litigation Matters [Abstract]
Amount of non payment for services						$ 0.2
Penalty for termination of agreement						$ 2.3
Accrued contingency amount							$ 2.5
Litigation settlement amount	$ 2.5	$ 2.5	$ 2.5
Class Action Lawsuits Alleged Misrepresentations [Member]
Loss Contingency, Information about Litigation Matters [Abstract]
Number of putative class action lawsuits filed | lawsuit								2
Supply Agreement with Samsung and LG Energy Solution
Supply Commitment [Line Items]
2022							$ 16.3